IMPAIRMENT CHARGES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Impairment Charges And Inventory Provisioning [Abstract]
Impairment loss	$ 446	$ 10,815